CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Allowance for doubtful accounts	$ 226	$ 18	$ 24
Current Liabilities:
Current portion of long term debt to related party	750	750	750
Stockholders' Equity:
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	300,000,000	300,000,000	300,000,000
Common stock, issued	10,495,824	9,789,408	5,775,445
Common stock, outstanding	10,495,824	9,789,408	5,775,445
Series A Preferred Stock
Stockholders' Equity:
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	1,684,375	1,684,375	1,684,375
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Series B Preferred Stock
Stockholders' Equity:
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	1,580,790	1,580,790	1,580,790
Preferred stock shares issued	926,942	926,942	926,942
Preferred stock shares outstanding	926,942	926,942	926,942
Preferred stock liquidation preference	$ 23,196	$ 23,927